Accounts receivable	12 Months Ended
Dec. 31, 2018
Accounts receivable [abstract]
Accounts receivable
19	Accounts receivable

Accounts receivable comprised the following:

	As at 31 December
	2018	2017

Accounts receivable	24,804,671	21,948,753
Notes receivable	4,621,180	3,610,928

	29,425,851	25,559,681

Less: loss allowance	146,913	112,086

Total	29,278,938	25,447,595

The gross amounts of accounts receivable are denominated in the following currencies:

	As at 31 December
	2018	2017

RMB	26,879,470	24,633,465
S$ (RMB equivalent)	1,016,299	922,993
US$ (RMB equivalent)	6,673	3,223
PKR (RMB equivalent)	1,523,409	-

Total	29,425,851	25,559,681

The Company and its subsidiaries usually grant about one month’s credit period to domestic local power grid customers from the end of the month in which the sales are made. SinoSing Power provides credit period that ranges from 5 to 60 days from the dates of billings. Certain accounts receivable of Singapore subsidiaries are backed by bankers’ guarantees and/or deposits from customers. Ruyi Pakistan Energy entered into the agreement with CPPA-G with one month’s credit period. It is not practicable to determine the fair value of the collaterals that correspond to these accounts receivable. Ruyi Pakistan Energy entered into the power purchase agreement with CPPA-G with one month’s credit period.

As at 31 December 2018, no accounts receivable were secured to banks as collateral against loans (2017: nil).

For the collateral of notes receivable, please refer to Note 28 for details.

Movements of loss allowance during the years are analyzed as follows:

	2018	2017
Beginning of the year	(112,086)	(88,889)
Provision	(40,064)	(23,363)
Reversal	4,728	-
Write-off	607	167
Currency translation differences	(98)	(1)

End of the year	(146,913)	(112,086)

Ageing analysis of accounts receivable was as follows:

	As at 31 December
	2018	2017
Within 1 year	28,379,742	24,787,284
Between 1 to 2 years	833,358	576,564
Between 2 to 3 years	29,517	155,360
Over 3 years	183,234	40,473

Total	29,425,851	25,559,681

As at 31 December 2018, the maturity period of the notes receivable ranged from 1 to 12 months (2017: from 1 to 12 months).